Short-term Borrowings and Long-term Debt (Notes)	12 Months Ended
Jan. 31, 2014
Long-term Debt, Unclassified [Abstract]
Short-term Borrowings and Long-term Debt
Note 6. Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2014 and 2013 were $7.7 billion and $6.8 billion, respectively. The following table includes additional information related to the Company's short-term borrowings for fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Maximum amount outstanding at any month-end	$13,318	$8,740	$9,594
Average daily short-term borrowings	8,971	6,007	6,040
Weighted-average interest rate	0.1%	0.1%	0.1%

The Company has various lines of credit, committed with 24 financial institutions, totaling $17.3 billion as of January 31, 2014 and with 27 financial institutions, totaling $18.1 billion as of January 31, 2013. The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2014			2013
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,258	$—	$6,258
364-day revolving credit facility(2)	9,400	—	9,400	10,000	—	10,000
Stand-by letters of credit(3)	1,883	1,836	47	1,871	1,868	3
Total	$17,283	$1,836	$15,447	$18,129	$1,868	$16,261

(1)	In June 2013, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2013, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2013, the Company renewed the stand-by letters of credit, which are used to support various potential and actual obligations.
The committed lines of credit mature at various times between June 2014 and June 2018, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 4.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to the maximum amount of secured debt.
Additionally, the Company had trade letters of credit outstanding totaling $2.8 billion and $2.7 billion at January 31, 2014 and 2013, respectively.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2014		January 31, 2013
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2015-2044	$35,500	4.3%	$32,476	4.6%
Variable	2015	500	5.4%	500	5.5%
Total U.S. dollar denominated		36,000		32,976
Fixed	2030	1,356	4.9%	1,358	4.9%
Variable		—		—
Total Euro denominated		1,356		1,358
Fixed	2031-2039	5,770	5.3%	5,550	5.3%
Variable		—		—
Total Sterling denominated		5,770		5,550
Fixed	2015-2021	1,490	1.3%	1,942	1.4%
Variable	2015-2016	457	0.7%	1,056	0.7%
Total Yen denominated		1,947		2,998
Total unsecured debt		45,073		42,882
Total other debt (in USD)(2)	2015-2044	801		1,099
Total debt		45,874		43,981
Less amounts due within one year		(4,103)		(5,587)
Long-term debt		$41,771		$38,394

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2014 and 2013 includes secured debt in the amount of $572 million and $627 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $471 million and $599 million, respectively.

At January 31, 2014 and 2013, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2015	$4,103
2016	4,480
2017	2,396
2018	1,107
2019	3,531
Thereafter	30,257
Total	$45,874
Debt Issuances
Information on significant long-term debt issued during fiscal 2014, is as follows:

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 11, 2013	April 11, 2016	0.600%	$1,000
April 11, 2013	April 11, 2018	1.125%	1,250
April 11, 2013	April 11, 2023	2.550%	1,750
April 11, 2013	April 11, 2043	4.000%	1,000
October 2, 2013	December 15, 2018	1.950%	1,000
October 2, 2013	October 2, 2043	4.750%	750
Total			$6,750

The aggregate net proceeds from these long-term debt issuances were approximately $6.7 billion, which were used to pay down and refinance existing debt and for other general corporate purposes. The Company also received additional aggregate net proceeds of approximately $0.4 billion from other, smaller long-term debt issuances by several of its international operations, which were used primarily to refinance existing debt.
On April 11, 2013, the Company issued $1.0 billion principal amount of its 0.600% Notes due 2016, $1.25 billion principal amount of its 1.125% Notes due 2018, $1.75 billion principal amount of its 2.550% Notes due 2023 and $1.0 billion principal amount of its 4.000% Notes due 2043. The aggregate net proceeds from these note issuances were approximately $5.0 billion. The notes of each series require semi-annual interest payments on April 11 and October 11 of each year, with the first interest payment made on October 11, 2013. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. However, the Company has the right to redeem any or all of the notes that mature on April 11, 2023, at any time on or after January 11, 2023, and to redeem any or all of the notes that mature on April 11, 2043, at any time on or after October 11, 2042, in each case at 100% of the principal amount, together with the accrued and unpaid interest thereon to, but excluding, the date of redemption. The notes of each series are senior, unsecured obligations of the Company and are not convertible or exchangeable.
On October 2, 2013, the Company issued $1.0 billion principal amount of its 1.950% Notes due 2018 and $750 million principal amount of its 4.750% Notes due 2043. The aggregate net proceeds from these note issuances were approximately $1.7 billion. The 1.950% Notes due 2018 series requires semi-annual interest payments on June 15 and December 15 of each year, with the first interest payment commencing on June 15, 2014. The 4.750% Notes due 2043 series require semi-annual interest payments on October 2 and April 2 of each year, commencing on April 2, 2014. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. However, the Company has the right to redeem any or all of the notes that mature on October 2, 2043, at any time on or after April 2, 2043, at 100% of the principal amount, together with the accrued and unpaid interest thereon to, but excluding, the date of redemption. The notes of each series are senior, unsecured obligations of the Company and are not convertible or exchangeable.
The Company did not issue any significant amounts of long-term debt during fiscal 2013.